UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -------------
Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            MM Capital, LLC
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Address:         1325 Avenue of The Americas, 28th Floor
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                 New York, New York 10019
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Form 13F File Number: 028-13800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Markus Hausberger
          -------------------------------------------------
Title:           Managing Member
          -------------------------------------------------
Phone:           (212) 763-8432
          -------------------------------------------------
Signature, Place, and Date of Signing:

             /s/ Markus Hausberger             New York, NY     August 13, 2012
          -------------------------------   ----------------- -----------------
                      [Signature]             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        ----------------------
Form 13F Information Table Entry Total:          18
                                        ----------------------
Form 13F Information Table Value Total:    $355,439
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                                             (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2   COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                        TITLE OF               VALUE      SHARES/            PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER       CLASS       CUSIP    (X1000)     PRN AMT   SH/PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Sanofi                  Right
                        12/31/2020 80105N113       31      22,300    SH        Put     Sole                22,300
Sanofi                  Right
                        12/31/2020 80105N113       64      45,200    SH        Put     Sole                45,200
SPDR S&P 500 ETF Tr     TR Unit    78462F103    6,805      50,000    SH        Put     Sole                50,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103   17,734     130,300    SH        Put     Sole               130,300
SPDR S&P 500 ETF Tr     TR Unit    78462F103    4,083      30,000    SH        Put     Sole                30,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    4,083      30,000    SH        Put     Sole                30,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103   13,542      99,500    SH        Put     Sole                99,500
SPDR S&P 500 ETF Tr     TR Unit    78462F103    5,716      42,000    SH        Call    Sole                42,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    5,621      41,300    SH        Call    Sole                41,300
SPDR S&P 500 ETF Tr     TR Unit    78462F103    8,751      64,300    SH        Call    Sole                64,300
SPDR S&P 500 ETF Tr     TR Unit    78462F103   13,066      96,000    SH        Call    Sole                96,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103  125,566     922,600    SH        Call    Sole               922,600
SPDR S&P 500 ETF Tr     TR Unit    78462F103   83,565     614,000    SH        Call    Sole               614,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    6,805      50,000    SH        Put     Sole                50,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103   17,081     125,500    SH        Put     Sole               125,500
SPDR S&P 500 ETF Tr     TR Unit    78462F103    5,444      40,000    SH        Call    Sole                40,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103   27,098     199,100    SH        Call    Sole               199,100
SPDR S&P 500 ETF Tr     TR Unit    78462F103   10,384      76,300    SH        Call    Sole                76,300